Income tax and tax loss carryforwards, Results for the year (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Results for the year [Abstract]
Combined tax losses	$ 1,846,311	$ (775,179)	$ (301,930)
Income on taxes recognized	$ 516,732	$ (268,615)	$ 698,475
Enacted Income Tax Law rate	30.00%	30.00%	30.00%
Provision for income tax recognized in statement of profit or loss [Abstract]
Income tax	$ (3,000)	$ (3,433)	$ (3,314)
Deferred income tax	(513,732)	272,048	(695,161)
Total income tax (benefit) expense	(516,732)	268,615	$ (698,475)
Grupo TMM and Subsidiaries [Member]
Results for the year [Abstract]
Combined tax losses	(432,139)	(110,668)
Subsidiaries [Member]
Results for the year [Abstract]
Income on taxes recognized	10,000	11,443
Provision for income tax recognized in statement of profit or loss [Abstract]
Total income tax (benefit) expense	$ (10,000)	$ (11,443)